As filed with the Securities and Exchange Commission on May 14, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

Mitch York
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2009

Date of reporting period:  03/31/2009

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
March 31, 2009 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 4.84%
Pennsylvania - 4.84%
Pennsylvania State Higher Education Assistance Agency
1.829%, 06/01/2047 (a)(b)(e)	$5,000,000	$5,000,000
Pennsylvania State Higher Education Assistance Agency
4.028%, 05/01/2046 (a)(b)(e)	5,000,000	5,000,000
TOTAL MUNINCIPAL BONDS (Cost $10,000,000)		10,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 88.43%
FFCB - 2.20%
4.70%, 04/28/2015	1,500,000	1,527,717
5.50%, 05/29/2014	3,000,000	3,019,179
		4,546,896

FHLB - 13.13%
4.80%, 02/12/2018	1,500,000	1,500,583
4.80%, 02/22/2018	1,500,000	1,516,587
4.69%, 06/10/2015	1,000,000	1,006,591
5.10%, 11/19/2014	3,000,000	3,171,486
5.20%, 08/27/2013	3,500,000	3,681,261
5.20%, 11/20/2014	3,000,000	3,076,860
5.24%, 02/28/2013	3,500,000	3,559,496
5.25%, 09/15/2017 (b)	1,209,864	1,319,735
5.25%, 11/08/2017 (b)(c)	5,000,000	5,275,000
5.55%, 06/12/2012	3,000,000	3,026,052
		27,133,651

FHLMC - 24.44%
2.25%, 02/02/2012 (c)	5,000,000	4,998,060
2.45%, 02/17/2012 (c)	5,000,000	5,021,325
3.25%, 02/18/2014	3,000,000	3,007,962
4.05%, 12/30/2010	2,000,000	2,014,830
4.50%, 06/12/2013	2,000,000	2,013,638
5.786%, 08/01/2037	890,179	925,775
Pool E01641 , 4.50%, 05/01/2019	894,284	927,149
Pool M80765, 5.00%, 08/01/2009	142,834	144,047
Pool G11793, 5.00%, 09/01/2015	1,282,453	1,324,521
Pool G12402, 5.00%, 11/01/2021	2,272,848	2,362,176
Pool C90779, 5.00%, 01/01/2024	872,925	903,617
Pool G30284, 5.00%, 02/01/2026	1,373,676	1,422,575
Pool G08067 , 5.00%, 07/01/2035	1,857,472	1,920,833
Pool G11759, 5.50%, 12/01/2018	960,101	1,008,176
Pool G13161, 5.50%, 05/01/2023	859,476	897,409
Pool 1B1691, 4.623%, 05/01/2034 (a)	883,064	888,502
Pool G12785, 5.50%, 08/01/2017	1,107,840	1,163,313
Pool 780242, 5.913%, 02/01/2033 (a)	86,439	86,981
Pool 781955, 4.82%, 05/01/2034 (a)	403,803	407,098
Pool 847661, 5.768%, 12/01/2036 (a)	1,457,029	1,487,773
Pool 1N1628, 5.82%, 06/01/2037 (a)	1,303,967	1,356,266
Pool D97199, 6.00%, 02/01/2027	1,997,953	2,096,209
Pool C91000, 6.00%, 11/01/2026	2,451,145	2,575,190
Pool C90580, 6.00%, 09/01/2022	289,505	305,009
Pool G30360, 6.00%, 10/01/2027	2,219,788	2,328,954
Pool 780346, 5.223%, 03/01/2033 (a)	194,701	191,251
Series 2690, 4.50%, 11/15/2028	1,500,000	1,545,390
Series 2776, 4.00%, 01/15/2034	988,658	999,248
Series 3128, 5.00%, 10/15/2027	2,000,000	2,081,710
Series 3187, 5.00%, 02/15/2032	1,358,292	1,384,989
Series 3414, 5.00%, 12/15/2036	1,338,868	1,388,168
Series R016, 5.125%, 06/01/2018	494,049	505,911
Series 3349, 6.00%, 09/15/2036	478,764	505,044
Series 410926, 5.686%, 07/01/2035 (a)	200,934	201,837
Series 410924, 5.75%, 05/01/2035 (a)	132,959	133,390
		50,524,326

FNMA - 46.97%
2.00%, 02/11/2011 (c)	$15,000,000	$15,048,690
4.00%, 04/29/2013	2,000,000	2,004,224
4.00%, 04/30/2018	2,000,000	2,004,170
4.12%, 05/06/2013	2,400,000	2,440,898
4.25%, 05/08/2013	2,000,000	2,006,744
4.30%, 04/15/2016	1,000,000	1,020,143
4.50%, 06/19/2013	3,000,000	3,022,572
5.10%, 06/26/2018	1,000,000	1,000,956
5.20%, 10/09/2018	1,700,000	1,728,818
5.21%, 01/25/2023	2,000,000	2,035,122
5.25%, 12/21/2017	3,000,000	3,076,089
5.50%, 12/14/2022 (b)	6,500,000	6,630,000
5.65%, 05/17/2022 (b)(c)	5,000,000	5,212,500
5.70%, 10/05/2021	1,000,000	1,018,421
5.75%, 06/15/2020	750,000	750,781
5.953%, 06/21/2027 (b)(c)	3,000,000	3,180,000
6.00%, 07/10/2018	1,000,000	1,000,153
6.06%, 07/20/2027	1,000,000	1,041,473
6.11%, 12/21/2029 (b)	2,000,000	2,020,000
Pool 735301, 4.00%, 03/01/2020 (a)	1,702,316	1,741,043
Pool 735529, 4.73%, 08/01/2034 (a)	769,097	780,822
Pool 826046, 4.32%, 07/01/2035 (a)	1,554,911	1,582,695
Pool 958204, 4.86%, 02/01/2014	1,250,000	1,290,430
Pool 002345, 5.00%, 02/01/2018 (a)	542,103	567,136
Pool 555545, 5.00%, 06/01/2018	461,535	482,415
Pool 357413, 5.00%, 07/01/2018	1,781,396	1,861,985
Pool 254985, 5.00%, 11/01/2023	890,825	924,811
Pool 256962, 5.00%, 11/01/2027	1,102,183	1,153,079
Pool 257163, 5.00%, 04/01/2028	1,822,167	1,888,949
Pool 843024, 5.141%, 09/01/2035 (a)	793,626	814,588
Pool 832922, 4.79%, 09/01/2035 (a)	109,902	109,489
Pool 254192, 5.50%, 02/01/2022	985,770	1,033,954
Pool 255182, 5.50%, 04/01/2024	874,753	913,403
Pool 257164, 5.50%, 04/01/2028	1,788,005	1,863,091
Pool 257239, 5.50%, 06/01/2028	1,839,740	1,916,998
Pool 802854, 4.24%, 12/01/2034 (a)	789,339	802,554
Pool 256137, 6.00%, 02/01/2016	970,917	1,018,279
Pool 256911, 6.00%, 09/01/2017	1,430,595	1,494,963
Pool 889634, 6.00%, 02/01/2023	1,891,080	1,982,245
Pool 256651, 6.00%, 03/01/2037	953,315	992,239
Pool 941676, 6.00%, 05/01/2037	1,823,076	1,897,512
Pool 256752, 6.00%, 06/01/2027	2,205,676	2,312,082
Pool 256890, 6.00%, 09/01/2037	883,072	919,128
Pool 256962, 6.00%, 11/01/2027	1,533,903	1,607,902
Pool 256946, 6.50%, 10/01/2027	1,465,493	1,549,395
Pool 190609, 7.00%, 02/01/2014	124,493	134,309
Pool 754624, 7.37%, 11/01/2033 (a)	160,362	161,699
Pool 851297, 4.31%, 09/01/2035 (a)	1,199,451	1,213,488
Series 2004-28, 4.50%, 01/25/2034	1,000,623	1,031,190
Series 2006-126, 5.50%, 04/01/2036	948,126	981,824
Series 2007-42, 5.50%, 01/25/2036	1,341,339	1,392,726
Series 2007-B2, 5.50%, 12/25/2020	160,736	164,877
Series 2008-51, 4.50%, 11/25/2022	1,697,564	1,763,983
Series 2008-67, 6.00%, 08/25/2034	501,328	499,160
		97,086,197

GNMA - 1.69%
Pool 80701, 5.375%, 06/20/2033 (a)	224,668	228,048
Pool 80728, 5.125%, 08/20/2033 (a)	79,166	80,789
Pool 80825, 5.50%, 02/20/2034 (a)	133,393	136,868
Pool 80965, 4.625%, 07/20/2034 (a)	502,416	502,813
Series 2003-110, 5.00%, 05/20/2029	517,333	523,229
Series 2008-6, 4.25%, 09/20/2037	1,984,731	2,030,582
		3,502,329

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $179,228,784)		182,793,399

ASSET BACKED SECURITIES - 11.76%
Next Student Master Trust I Series 2007-1, Class A-12	4,300,000	4,300,000
2.04%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/30/08, Cost $4,300,000)
Next Student Master Trust I Series 2007-1, Class A-13	5,000,000	5,000,000
1.82%, 09/01/2042 (a)(b)(d)(e)
(Acquired 01/11/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-14	15,000,000	15,000,000
3.96%, 09/01/2042 (a)(b)(d)(e)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $24,300,000)		24,300,000

	Principal
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 10.76%
Money Market Funds - 10.76%
Federated Prime Obligations Fund	3,255,025	3,255,025
Federated Government Obligations Tax-Managed Fund	7,405,770	7,405,770
Dreyfus Institutional Reserves Money Fund	11,588,219	11,588,219
		22,249,014
TOTAL SHORT TERM INVESTMENTS (Cost $22,249,014)		22,249,014
Total Investments (Cost $235,777,798) - 115.79%		239,342,413
Liabilities in Excess of Other Assets, Net (15.79%)		(32,633,290)
TOTAL NET ASSETS - 100.00%		$206,709,123

Footnotes
The following information for the Funds is presented on an income tax basis as of March 31, 2009:
	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Gain/(Loss)
	235,777,798	3,751,885	(187,270)	3,564,615
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.
*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of March 31, 2009.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at March 31, 2009 is $57,937,235, which represents 28.03% of total net assets.
(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.
(e)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of March 31, 2009 the value of these investments was $34,300,000 or 16.59% of total net assets.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$22,249,014	$-
Level 2 - Other significant observable inputs	159,156,164	35,977,190
Level 3 - Significant unobservable inputs	57,937,235	-
Total	$239,342,413	$35,977,190

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/08	$50,769,501	$-
Accrued discounts/premiums	-	-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	-	-
Net purchase (sales)	7,167,734	-
Transfers in and/or out of Level 3	-	-
Balance as of 03/31/09	$57,937,235	$-

The CORE Fund
Schedule of Reverse Repurchase Agreements
March 31, 2009 (Unaudited)

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	0.70%	3/27/2009	4/24/2009	$35,996,778	$35,977,190
				$35,996,778	$35,977,190

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds

By (Signature and Title) /s/Mitchell York
                                                                Mitchell York, President/Principal Executive Officer

Date   4/29/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Mitchell York
                                                                Mitchell York, President/Principal Executive Officer

Date 4/29/2009

By (Signature and Title) /s/M. Brent Wertz
                                                                M. Brent Wertz, Treasurer/Principal Financial Officer

Date 4/28/2009